Inventories (Tables)	3 Months Ended
Mar. 31, 2021
Inventories
Schedule of inventories

Inventories

in € THOUS

	March 31,	December 31,
	2021	2020

Finished goods	1,173,679	1,088,311
Health care supplies	462,876	473,164
Raw materials and purchased components	240,369	232,422
Work in process	112,481	101,413
Inventories	1,989,405	1,895,310